EARNINGS PER SHARE (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended								12 Months Ended
	Dec. 31, 2018	Sep. 30, 2018	Jun. 30, 2018	Mar. 31, 2018	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Numerator [Abstract]
Net income (loss)	$ 31,009	$ 20,740	$ 24,344	$ 9,630	$ 7,170	$ (12,504)	$ 2,880	$ 5,052	$ 85,723	$ 2,598	$ (29,112)
Less [Abstract]
Dividends declared and paid to shareholders									0	0	0
Dividend equivalents paid to vested RSUs and SARs									0	0	0
Net income (loss) attributable to common shareholders									$ 85,723	$ 2,598	$ (29,112)
Denominator [Abstract]
Weighted average shares outstanding-Basic (in shares)									29,744,083	30,307,357	33,239,001
Weighted average shares outstanding-Diluted (in shares)									29,783,904	30,353,425	33,239,001
Basic [Abstract]
Distributed earnings (in dollars per share)									$ 0	$ 0	$ 0
Undistributed income (excess distribution) (in dollars per share)									2.88	0.09	(0.88)
Basic earnings (loss) per share (in dollars per share)	$ 0.95	$ 0.68	$ 0.87	$ 0.34	$ 0.25	$ (0.43)	$ 0.09	$ 0.16	2.88	0.09	(0.88)
Diluted [Abstract]
Distributed earnings (in dollars per share)									0	0	0
Undistributed income (excess distribution) (in dollars per share)									2.88	0.09	(0.88)
Diluted earnings (loss) per share (in dollars per share)	$ 0.95	$ 0.68	$ 0.87	$ 0.34	$ 0.25	$ (0.43)	$ 0.09	$ 0.16	$ 2.88	$ 0.09	$ (0.88)
RSUs [Member]
Denominator [Abstract]
Dilutive common equivalent shares (in shares)									0	0	0
SARs [Member]
Denominator [Abstract]
Dilutive common equivalent shares (in shares)									39,821	46,068	0